02.28 Strategic Advisers International Multi-Manager Fund WI PRO-02 | Strategic Advisers® International Multi-Manager Fund
Annual Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses {- Strategic Advisers® International Multi-Manager Fund}	02.28 Strategic Advisers International Multi-Manager Fund WI PRO-02 Strategic Advisers® International Multi-Manager Fund Strategic Advisers International Multi-Manager Fund-WI Class
Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers)	0.65%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.45%
Acquired fund fees and expenses	0.01%
Total annual operating expenses	1.11%	[2]
Fee waiver and/or expense reimbursement	0.10%	[1]
Total annual operating expenses after fee waiver and/or expense reimbursement	1.01%	[2]
[1]	Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.05% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to reimburse the class to the extent that total operating expenses (excluding interest, certain taxes, certain securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets, exceed 1.00%. This arrangement will remain in effect through April 30, 2018. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.
[2]	Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated:

Sell All Shares
Expense Example {- Strategic Advisers® International Multi-Manager Fund}	02.28 Strategic Advisers International Multi-Manager Fund WI PRO-02 Strategic Advisers® International Multi-Manager Fund Strategic Advisers International Multi-Manager Fund-WI Class USD ($)
1 year	$ 103
3 years	331
5 years	590
10 years	$ 1,332